TAXES ON INCOME (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Line Items
Period of tax benefit for approved enterprise, maximum					7 years
Preferred Income tax rate not within Development Zone A			12.00%	16.00%	12.50%	15.00%	15.00%
Period of tax benefit for approved enterprise, commencement of production, maximum					12 years
Period of tax beneift for approved enterprise, since date of approval, maximum.					14 years
Tax exempt period for income, approved enterprise					2 years
Preferred Income tax rate for Development Zone A			6.00%	9.00%	7.00%	10.00%	10.00%
Special Preferred Enterprise income tax rate for Development Zone A					5.00%
Special Preferred Enterprise tax rate not within Development Zone A					8.00%
The period of Special Preferred Enterprise tax rates apply					10 years
Maximum tax rate on dividends distributed from Preferred Income.	20.00%				15.00%
Statutory tax rate in Israel				26.50%	25.00%	25.00%	24.00%
Amended provision (benefit) at domestic statutory rate		18.00%	20.00%	21.00%	22.00%	23.00%
Statutory tax rate changes					25.00%
U.S. subsidiaries tax rate, federal and state				38.00%	38.00%	38.00%
Accumulated tax exempt income					$ 0
TAT Technologies Ltd [Member]
Income Taxes Line Items
Preferred Income tax rate not within Development Zone A				16.00%	12.50%	15.00%	15.00%
Tax rate on transactions					25.00%
Accumulated tax exempt income					9,700,000
Tat Technologies Ltd and Bental Industries Ltd [Member]
Income Taxes Line Items
Tax rate on transactions					25.00%
Bental Industries Ltd. [Member]
Income Taxes Line Items
Preferred Income tax rate for Development Zone A				9.00%	7.00%	10.00%	10.00%
Accumulated tax exempt income					$ 7,750,000